Annual Total Returns (Bar Chart) - Natural Resources Trust (Natural Resources Trust, Series I, Natural Resources Trust)	12 Months Ended
May 01, 2011
Natural Resources Trust | Series I, Natural Resources Trust
Bar Chart Table:
2004	24.32%
2005	46.77%
2006	22.30%
2007	40.68%
2008	(51.61%)
2009	59.19%
2010	15.21%